Share Capital and Share Premium	6 Months Ended
Jun. 30, 2026
Disclosure Of Classes Of Share Capital [Abstract]
Share capital and share premium
9.
Share
capital and share premium

	June 30, 2026	December 31, 2025
	(in thousands)
	£	£
Share capital	14,343	14,340
Share premium	175,314	175,246

	189,657	189,586

	Number (in thousands)
	Nominal value £0.000004	Nominal value £0.0004
Issued share capital comprises:
Ordinary shares	21,547,775	20,809,855
Deferred shares	3,564,222,220	15,040,466

	3,585,769,995	35,850,321

	Number of ordinary shares	Number of deferred shares	Ordinary share capital	Deferred share capital	Share premium
	(in thousands)
			£	£	£
Fully paid shares:
Balance at December 31, 2025	20,809,855	15,040,466	8,324	6,016	175,246
Subdivision and reclassification of share capital	—	3,549,181,754	(8,241)	8,241	—
Issue of share capital	737,920	—	3	—	203
Share issue expenses	—	—	—	—	(135)

Balance at June 30, 2026	21,547,775	3,564,222,220	86	14,257	175,314

On June 8, 2026, the Company subdivided and redesignated its issued share capital as follows:

•	Each of the 15,040,465,803 deferred shares of £0.0004 each in the issued share capital of the Company was sub-divided into 100 deferred shares of £0.000004 each; and

•
Each of the 20,809,854,947 ordinary shares of £0.0004 each in the issued share capital of the
Company was
sub-divided
into and redesignated as one ordinary share of £0.000004, having the same rights and being subject to the same restrictions as the existing ordinary shares in the capital of the Company, and 99 deferred shares of £0.000004 each.

The Company’s issued share capital after the subdivision and reclassification was comprised of 20,809,854,947 ordinary shares and 3,564,222,220,053 deferred shares of £0.000004 each. The deferred shares continue to have no economic value, dividend or voting rights.
As at June 30, 2026, the Company had 4,307,855 ADSs listed on The Nasdaq Capital Market.